Purchase Price Allocation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2012
Purchase price allocation
Goodwill	$ 68,516,000	$ 53,455,000
Black Hawk Casinos [Member]
Purchase price allocation
Preliminary purchase price of real property acquired			72,100,000
Property and equipment acquired			27,900,000
Land acquired			14,100,000
Intangibles assets aquired			8,600,000
Cash acquired in the transaction			1,300,000
Net identifiable assets			51,900,000
Goodwill			20,200,000
Unaudited pro forma income data:
Net revenue	432,400,000	425,062,000
Operating income	53,217,000	48,903,000
Income from continuing operations, net of tax	$ 9,449,000	$ 9,434,000